Borrowings	12 Months Ended
Dec. 31, 2023
Borrowings
Borrowings

10.  Borrowings

Borrowings consisted of the following:

	As of
	December 31,
	2022	2023
	RMB	RMB
Short-term bank borrowings	250,000	585,000

As of December 31, 2022, the Group maintained several unsecured revolving credit facilities provided by certain financial institutions for an aggregate amount of RMB1,450,000. An aggregated amount of RMB475,973 has been drawn as of December 31, 2022, including (i) RMB250,000 of bank borrowings with expiration date ranging from January 2023 to March 2023. The interest rate on any outstanding utilized amount under these bank borrowings is calculated ranging from LPR minus 25 basis to LPR minus 15 basis points. As of December 31, 2022, the one-year LPR was 3.65%. The borrowings are denominated in RMB; and (ii) bank guarantees on the Group’s accounts payable and purchase commitment of RMB225,973 in aggregate.

10.  Borrowings (continued)

As of December 31, 2023, the Group maintained several unsecured revolving credit facilities provided by certain financial institutions for an aggregate amount of RMB2,440,000. An aggregated amount of RMB844,434 has been drawn as of December 31, 2023, including (i) RMB585,000 of bank borrowings with expiration date ranging from February 2024 to November 2024. The interest rate on any outstanding utilized amount under these bank borrowings is calculated ranging from LPR minus 65 basis to LPR minus 5 basis points. As of December 31, 2023, the one-year LPR was 3.45%. The borrowings are denominated in RMB; (ii) outstanding accounts payable under the supplier finance program of RMB193,194 with expiration date ranging from January 2024 to May 2024; and (iii) bank guarantees on the Group’s purchase commitment of RMB66,240 in aggregate.

Certain of the Group’s banking facilities are subject to the fulfillment of covenants relating to certain financial position performance and results of the Group, as are commonly found in borrowing arrangements with financial institutions. If the Group were to breach the covenants, the drawn down facilities would become payable on demand. The Group regularly monitors its compliance with these covenants. As of December 31, 2022 and 2023, none of the covenants relating to drawn down facilities had been breached.

In August 2023, the Group entered into a six-month loan agreement of RMB100,000 with a commercial bank in the PRC. The borrowings bear annual interest rate of LPR minus 75 basis and was pledged by time deposit of the Group of US$14,500.